Property and Equipment	12 Months Ended
Dec. 31, 2022
Property and Equipment [Abstract]
Property and Equipment

Note 5 – Property and Equipment

Property and equipment stated at cost, less accumulated depreciation, consisted of the following:

	December 31, 2022	December 31, 2021
Computer Equipment	$447,860	$353,880
Furniture and Fixtures	184,524	102,416
Leasehold Improvements	47,616	11,457
	680,000	467,753
Less: Accumulated Depreciation	(467,455)	(364,814)
	$212,545	$102,939

Depreciation expense was $102,643 and $49,254 for the year ended December 31, 2022 and 2021, respectively.